DIREXION SHARES ETF TRUST

Direxion Daily S&P 500® Bull 1.25X Shares (SPUX)

Direxion Daily Small Cap Bull 1.25X Shares (SMLX)

Direxion Daily FTSE Developed Markets Bull 1.25X Shares (DMLX)

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares (EMLX)

Supplement dated January 2, 2015 to the

Prospectus and Statement of Additional Information (“SAI”)

dated August 22, 2014, as supplemented December 19, 2014

Effective immediately, the trading symbols for the Direxion Daily S&P 500® Bull 1.25X Shares, Direxion Daily Small Cap Bull 1.25X Shares, Direxion Daily FTSE Developed Markets Bull 1.25X Shares and the Direxion Daily FTSE Emerging Markets Bull 1.25X Shares will be as follows:

Fund	Current Ticker Symbol	New Ticker Symbol
Direxion Daily S&P 500® Bull 1.25X Shares	SPUX	LLSP
Direxion Daily Small Cap Bull 1.25X Shares	SMLX	LLSC
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	DMLX	LLDM
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	EMLX	LLEM

For more information, please contact the Funds at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.